Employee Benefit Plans (Amounts Recognized in Consolidated Balance Sheets) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet
Other current liabilities	$ (26)	$ (23)
Long-term liabilities	(274)	(265)
Defined benefit pension plans
Balance Sheet
Other current liabilities	(5)	(5)
Liabilities associated with assets held for sale	0	0
Long-term liabilities	(78)	(78)
Other long-term assets	208	108
Assets held for sale	1	0
AOCI, net of tax and regulatory assets	354	385
Deferred income tax expense in AOCI	(8)	(8)
Net amount recognized	472	402
Non-pension Benefit Plans
Balance Sheet
Other current liabilities	(21)	(18)
Liabilities associated with assets held for sale	(1)	0
Long-term liabilities	(196)	(187)
Other long-term assets	0	26
Assets held for sale	31	0
AOCI, net of tax and regulatory assets	22	20
Deferred income tax expense in AOCI	(1)	(1)
Net amount recognized	$ (166)	$ (160)